INVENTORIES (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Raw materials	$ 283	$ 68	$ 0
Finished products	32	166	0
Inventory, Net	$ 315	$ 234	$ 0